COMMITMENTS AND CONTINGENCIES - CONTINGENCIES (Details) CAD in Millions, $ in Millions					1 Months Ended			12 Months Ended	77 Months Ended
	Sep. 09, 2010 USD ($) bbl	Jul. 26, 2010 bbl	Jul. 26, 2010 mi	Jul. 26, 2010 km	Jun. 30, 2015 USD ($) a	May 31, 2015 USD ($) a	Mar. 31, 2013 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD item	Dec. 31, 2015 CAD	Dec. 31, 2014 item	Apr. 30, 2011 USD ($)	Sep. 09, 2010 CAD
CONTINGENCIES
Aggregate limited amount for pollution liability under insurance program								$ 900	$ 900					$ 650
Environmental liabilities | CAD											CAD 142	CAD 141
Enbridge Energy Partners, L.P.
CONTINGENCIES
Economic interest ownership percentage								35.30%	35.30%		35.30%	35.70%	33.70%
Line 6B Crude Oil Release
CONTINGENCIES
Estimated cost, net of tax | CAD											CAD 195
Amount of insurance claim recognized, net of tax | CAD										CAD 80
Line 6B Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Estimated volume of oil released (in barrels) | bbl		20,000
Area affected by released crude oil			38	61
Minimum acres of wetland provided through restoration | a						300
Payment for mitigation of impacts on banks, bottomlands and watershed						$ 5
Estimated cost								$ 1,200	$ 1,200
Amount of insurance claim recognized									547
Expected insurance recovery								$ 650	650
Insurance claim filed amount							$ 145
Number of insurer disputing claim | item							1	1
Proceeds from insurance recoveries to date								$ 42	$ 42
Number of actions or claims filed | item								2	2		2
Estimated fine or penalty amount								$ 69	$ 69
Civil penalty								61
Civil penalties agreed to be paid								61	61
Line 6A Crude Oil Release
CONTINGENCIES
Estimated cost, net of tax | CAD															CAD 7
Number of actions or claims filed | item													1
Line 6A Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Estimated volume of oil released (in barrels) | bbl	9,000
Estimated volume of oil removed from the pipeline as part of the repair (in barrels) | bbl	1,400
Estimated cost	$ 53
Estimated liability | CAD											CAD 0
Civil penalties agreed to be paid								1	1
Separate Agreement Related to Line 6A and 6B Crude Oil Release
CONTINGENCIES
Negotiated amount paid					$ 4
Amount of restoration land negotiated | a					175
Lakehead System Line 6A and 6B Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Civil penalties agreed to be paid								62	62
Estimated cost of injunctive measures under Consent Decree								$ 110	$ 110